Leases (Cash Flow Information) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Cash Flow, Operating Activities, Lessee [Abstract]
Operating cash flows from operating leases	$ 4,462
Operating cash flows from finance leases	29
Financing cash flows from finance leases	104
Right-of-use assets obtained in exchange for lease obligations
Operating leases	17,658
Finance Leases	$ 430
Weighted average remaining lease term:
Operating leases (in years)	13 years 4 months 9 days
Finance leases (in years)	3 years 11 months 15 days
Weighted average discount rates:
Operating leases	11.77%
Finance leases	9.37%